CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and restricted cash equivalents
	December 31, 2019	December 31, 2018	December 31, 2017
Cash	$3,017,704	$804,097	$4,100,608
Cash equivalents	-	4,500,000	-
Restricted cash equivalents	34,500	34,500	34,500
	$3,052,204	$5,338,597	$4,135,108